Principal Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jan. 01, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥) Segments	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 01, 2019 CNY (¥)
Significant Accounting Policies [Line Items]
Rate of translations of amounts from RMB into US$		6.3726			6.3726
Impairment of long-lived assets		¥ 0	¥ 0	¥ 0
Noble member status duration		1 month
Deferred Revenue, Revenue Recognized		¥ 485,878	845,966	483,781
Revenue expected to be recognized from remaining performance obligations		578,484
Employee social security and welfare benefits		¥ 187,200	116,292	128,256
Percentage of weighted to income and market approach		50.00%
Interest and penalties recognized associated with uncertain tax positions			0	0
Unrecognized uncertain tax positions		¥ 0	0
Minimum percentage appropriation to general reserve fund required		10.00%			10.00%
Reserve level threshold for mandatory appropriation requirement (as a percent)		50.00%
Minimum percentage appropriation to statutory surplus fund required		10.00%			10.00%
Surplus fund threshold for mandatory appropriation requirement (as a percent)		50.00%
Appropriations for the general reserve funds and statutory surplus fund				0
Dividends		¥ 0	¥ 0	0
Number of reportable segment | Segments			1
Operating lease assets		395,371	¥ 87,418		$ 62,042	¥ 92,075
Operating lease liabilities		81,557				¥ 91,654
Increase Decrease Un Accounts Receivable Nonrecoverable Amounts	¥ 3,067
Statutory reserves [Member]
Significant Accounting Policies [Line Items]
Appropriations for the general reserve funds and statutory surplus fund		¥ 0	57,750	30,045
Maximum [Member]
Significant Accounting Policies [Line Items]
Noble member status duration		24 months
Research and Development Expenses [Member]
Significant Accounting Policies [Line Items]
Capitalized costs		¥ 0	0	0
Sales and Marketing Expenses [Member]
Significant Accounting Policies [Line Items]
Advertising and market promotion expenses		¥ 655,957	¥ 449,042	¥ 353,829
Advertising Revenue [Member]
Significant Accounting Policies [Line Items]
Period over which payments are due		3 months
Advertising Revenue [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Advertising revenues contract term		3 months